Derivative warrant liabilities and earnouts liabilities	12 Months Ended
Dec. 31, 2023
Derivative warrant liabilities and earnouts liabilities
Derivative warrant liabilities and earnouts liabilities
18	Derivative warrant liabilities and earnouts liabilities
18.1	Derivative warrant liabilities:

Private and Public Warrants

Prior to the Transaction, the SPAC issued 17,433,333 warrants each exercisable at $11.50 per one Class A Ordinary Share, of which 11,500,000 are Public Warrants listed on NASDAQ and 5,933,333 Private Warrants held by the sponsor. Upon closing of the Transaction, the Parent Company assumed the Public Warrants and Private Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s Class A ordinary shares at a price of $11.50 per share.

Post to stock reverse split on January 2023, the public warrants were split using the same 1:25 ratio, Public warrants to be 460,000 exercisable at $287.5 per one Class A Ordinary Share and private warrants to be 237,333 exercisable at $287.5 per one Class A Ordinary Share.

The Public Warrants will expire 5 years after completion of the transaction. As of 31 December 2023, the remaining term to expire is 40 months. The Parent Company has the ability to redeem the outstanding Public Warrants at any time after they become exercisable and prior to their expiration, at a price of $0.0025 per warrant, provided that the last reported sales price of the Parent Company’s Class A ordinary shares equals or exceeds $450.00 per share.

The Private Warrants are identical to the Public Warrants, except that the Private Warrants and the ordinary shares issuable upon exercise of the Private Warrants, so long as they are held by the sponsor or its permitted transferees, (i) will not be redeemable by the Parent Company, (ii) may not be transferred, assigned or sold by the holders until 30 days after the completion of the Transaction, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights. If the Private Warrants are held by holders other than the sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

Series A and Series B Warrants

On 9 August 2022, the Group entered a private placement agreement (“Securities Purchase Agreement”) to sell Class A Ordinary Shares and Warrants to an investor for a total subscription amount of $20 million which are paid in full at the date of execution. In accordance with the terms of the Securities Purchase Agreement, the investor received 12,121,214 Series A Warrants exercisable within 5 years from the agreement inception date and 6,060,607 Series B Warrants exercisable within 2 years from the agreement inception date.

Post to stock reverse split and using the same 1:25 ratio the Series A warrants amount is 484,389 while series B Warrants amount is 242,424 and both exercise periods still the same.

18	Derivative warrant liabilities and earnouts liabilities (continued)
18.1	Derivative warrant liabilities: (continued)

As of 31 December 2023, Series A remaining term to expire was 44 Months while series B remaining term to expire is 8 months.

	At 31 December	At 31 December
	2023	2022
	USD	USD
Opening balance	1,317,091	—
Recognized pursuant to the reverse acquisition transaction	—	35,487,284
Change in fair value during the year	(1,210,671)	(34,170,193)
Ending balance	106,420	1,317,091

18.2	Earnouts liabilities:

During the time period between the Closing Date and the five-year anniversary of the Closing Date (the “Earnout Period”), eligible Swvl Shareholders may receive up to 15 million additional shares of the Parent Company’s Common Shares A (the “Earnout Shares”) in the aggregate in three equal tranches of 5 million shares if the volume-weighted average closing sale price of our Common Stock is greater than or equal to $12.50 (tranche 1), $15.00 (tranche 2), and $17.50 (tranche 3) for any 20 trading days within any 30 consecutive trading day period (“Trigger Events”) (or an earlier Change of Control event).

Post stock reverse split the sale price determining the triggering event was changed to be equal to $313 (tranche 1), $375 (tranche 2) and $438 (tranche 3), while the earnout shares were also affected by the same reverse split ratio 1:25 to be 600,000 shares in the aggregate in three equal tranches of 200,000 shares if other conditions existed.

Earn-out shares were valued on probability of vesting 0.2% for tranche 1, 0.1% for the second two tranches. Equity volatility of 82.5% is based on the Group’s size relative to that of the guideline comparable companies as of the reporting date. Cost of equity of 23.5% is based on the risk-free rate at the date of reporting taking into consideration equity and country risk premiums.

The Effective Time, which will be subject to potential forfeiture, and which will be able to be settled in Holdings Common Shares A upon the occurrence of the applicable Earnout Triggering Events (or an earlier Change of Control event).

The remaining term for expiration for the earnout shares is 39 months as of 31 December 2023.

The management estimated the probability of vesting for each tranche based on frequency that each trance vests across multiple simulation paths using a Monte Carlo simulation. The probability of vesting was very distant and accordingly the management recorded the fair value of the earnout liabilities as of 31 December 2023 to be nil.